Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 20,858,378	$ 25,957,139
Less: allowance for credit losses	(892,723)	(1,183,298)
Accounts receivable, net	$ 19,965,655	$ 24,773,841